COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
17	COMMITMENTS AND CONTINGENCIES

The Company entered into a property lease agreement as disclosed under note 6 above.

The future minimum lease commitments are as follows:

Amount
Undiscounted minimum future lease payments
Total instalments due:
2021	47,340
2022	7,890
55,230